Subsequent Events	12 Months Ended
Jun. 30, 2022
Events after reporting period [Abstract]
Subsequent Events	Subsequent Events
On August 25, 2022, a wholly-owned subsidiary of the Company acquired a 50.1% controlling interest in Bevo Agtech (“Bevo”) the sole parent of Bevo Farms Ltd., one of the largest suppliers of propagated vegetables and ornamental plants in North America. The transaction included cash consideration paid of $45 million, and up to $12 million payable over three years in Common Shares or cash (at the election of Aurora), if applicable, based on Bevo successfully achieving certain financial milestones at its Site One facility in Langley, British Columbia. Concurrent with closing of the transaction, Bevo entered into an agreement to acquire the Company's Aurora Sky facility in Edmonton, Alberta through the acquisition of one of Aurora's wholly-owned subsidiaries (the “Aurora Sky Transaction”). Up to $25 million could be payable over time by Bevo to Aurora in connection with the Aurora Sky Transaction, based on Bevo successfully achieving certain financial milestones at the Aurora Sky Facility. Closing of the Aurora Sky Transaction is conditional upon receipt of certain third-party consents.

The acquisition of a controlling interest in Bevo allows the Company to immediately benefit from a profitable, cash flow positive and growing business, and may have the potential to drive long term value to Aurora's existing cannabis business via the application of Bevo's industry leading plant propagation expertise. Through the controlling interest, the Company financial consolidated Bevo and has a controlling position on it’s board of directors.

On September 20, 2022, the Company acquired all of the issued and outstanding shares of CannaHealth Therapeutics Inc., a company with assets in the Canadian medical aggregator space, for $21.9 million in cash.
On September 19, 2022, the Company gave notice to terminate the previously announced agreement to sell the Aurora Sun facility due to the prospective buyer’s failure to fulfill closing conditions. The Company will continue to evaluate alternative uses for the Aurora Sun facility.